Document and Entity Information	12 Months Ended
Jun. 24, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jun 24, 2013
Registrant Name	FEDERATED INCOME SECURITIES TRUST
Central Index Key	0000789281
Amendment Flag	false
Document Creation Date	Jun 24, 2013
Document Effective Date	Jun 24, 2013
Prospectus Date	Jun 24, 2013

Federated Muni and Stock Advantage Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER FMUAX)
CLASS B SHARES (TICKER FMNBX)
CLASS C SHARES (TICKER FMUCX)
CLASS F SHARES (TICKER FMUFX)
INSTITUTIONAL SHARES (TICKER FMUIX)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2012

Effective June 24, 2013:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F) or Institutional Shares (IS) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the A class or $1,000,000 in the F class of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 20.

Shareholder Fees (fees paid directly from your investment)	A	B	C	F	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.00%[1,2]	0.75%	0.75%	None	None
Other Expenses	0.47%	0.47%	0.47%	0.47%	0.22%
Total Annual Fund Operating Expenses[1]	1.22%	1.97%	1.97%	1.22%	0.97%
Fee Waivers and/or Expense Reimbursements[1,3]	0.22%	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%	1.75%	1.75%	1.00%	0.75%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. In the case of the Fund's A class, the Distribution (12b-1) Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements also have been restated to reflect current fees as described in footnote 2 below.

2The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a distribution (12b-1) fee of up to a maximum amount of 0.05%.  No such fee is currently incurred or charged by the A class of the Fund.  The A class of the Fund will not incur or charge such a distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees ("Trustees").

3The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's A class, B class, C class, F class and IS class (after the voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.75%, 1.75%, 1.00% and 0.75% (the "Fee Limit") respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus.  While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$667	$916	$1,183	$1,946
Expenses assuming no redemption	$667	$916	$1,183	$1,946
B:
Expenses assuming redemption	$750	$1,018	$1,262	$2,102
Expenses assuming no redemption	$200	$618	$1,062	$2,102
C:
Expenses assuming redemption	$300	$618	$1,062	$2,296
Expenses assuming no redemption	$200	$618	$1,062	$2,296
F:
Expenses assuming redemption	$323	$583	$764	$1,563
Expenses assuming no redemption	$223	$483	$764	$1,563
IS:
Expenses assuming redemption	$99	$309	$536	$1,190
Expenses assuming no redemption	$99	$309	$536	$1,190

Federated Capital Income Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER CAPAX)
CLASS B SHARES (TICKER CAPBX)
CLASS C SHARES (TICKER CAPCX)
CLASS F SHARES (TICKER CAPFX)
INSTITUTIONAL SHARES (TICKER CAPSX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2013

Effective June 24, 2013:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F) and Institutional Shares (IS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000, or $1,000,000, in certain classes (e.g., A class and F class, respectively) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 16.

Shareholder Fees (fees paid directly from your investment)	A	B	C	F	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fee	None	0.75%	0.75%	0.00%[2]	None
Other Expenses	0.55%	0.55%	0.55%	0.55%	0.30%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.16%	1.91%	1.91%	1.16%	0.91%
Fee Waivers and/or Expense Reimbursements[1,3]	0.26%	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	1.65%	1.65%	0.90%	0.65%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. In the case of the Fund's F class, the Distribution (12b-1) Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements also have been restated to reflect current fees as described in footnote 2 below.

2The Fund has adopted a Distribution (12b-1) Plan for its Class F Shares pursuant to which the F class of the Fund may incur or charge a distribution (12b-1) fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the F class of the Fund. The F class of the Fund will not incur or charge such a distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees ("Trustees").

3The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, Expenses Allocated from Affiliated Partnerships and Tax Reclaim Recovery Expenses) paid by the Fund's A, B, C, F and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.89%, 1.64%, 1.64%, 0.89% and 0.64% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$662	$898	$1,153	$1,881
Expenses assuming no redemption	$662	$898	$1,153	$1,881
B:
Expenses assuming redemption	$744	$1,000	$1,232	$2,038
Expenses assuming no redemption	$194	$600	$1,032	$2,038
C:
Expenses assuming redemption	$294	$600	$1,032	$2,233
Expenses assuming no redemption	$194	$600	$1,032	$2,233
F:
Expenses assuming redemption	$317	$565	$732	$1,495
Expenses assuming no redemption	$217	$465	$732	$1,495
IS:
Expenses assuming redemption	$93	$290	$504	$1,120
Expenses assuming no redemption	$93	$290	$504	$1,120

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Jun 24, 2013
Supplement [Text Block]	fist_SupplementTextBlock
Federated Muni and Stock Advantage Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER FMUAX)
CLASS B SHARES (TICKER FMNBX)
CLASS C SHARES (TICKER FMUCX)
CLASS F SHARES (TICKER FMUFX)
INSTITUTIONAL SHARES (TICKER FMUIX)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2012

Effective June 24, 2013:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F) or Institutional Shares (IS) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the A class or $1,000,000 in the F class of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 20.

Shareholder Fees (fees paid directly from your investment)	A	B	C	F	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.00%[1,2]	0.75%	0.75%	None	None
Other Expenses	0.47%	0.47%	0.47%	0.47%	0.22%
Total Annual Fund Operating Expenses[1]	1.22%	1.97%	1.97%	1.22%	0.97%
Fee Waivers and/or Expense Reimbursements[1,3]	0.22%	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%	1.75%	1.75%	1.00%	0.75%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. In the case of the Fund's A class, the Distribution (12b-1) Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements also have been restated to reflect current fees as described in footnote 2 below.

2The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a distribution (12b-1) fee of up to a maximum amount of 0.05%.  No such fee is currently incurred or charged by the A class of the Fund.  The A class of the Fund will not incur or charge such a distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees ("Trustees").

3The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's A class, B class, C class, F class and IS class (after the voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.75%, 1.75%, 1.00% and 0.75% (the "Fee Limit") respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus.  While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$667	$916	$1,183	$1,946
Expenses assuming no redemption	$667	$916	$1,183	$1,946
B:
Expenses assuming redemption	$750	$1,018	$1,262	$2,102
Expenses assuming no redemption	$200	$618	$1,062	$2,102
C:
Expenses assuming redemption	$300	$618	$1,062	$2,296
Expenses assuming no redemption	$200	$618	$1,062	$2,296
F:
Expenses assuming redemption	$323	$583	$764	$1,563
Expenses assuming no redemption	$223	$483	$764	$1,563
IS:
Expenses assuming redemption	$99	$309	$536	$1,190
Expenses assuming no redemption	$99	$309	$536	$1,190

Federated Capital Income Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER CAPAX)
CLASS B SHARES (TICKER CAPBX)
CLASS C SHARES (TICKER CAPCX)
CLASS F SHARES (TICKER CAPFX)
INSTITUTIONAL SHARES (TICKER CAPSX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2013

Effective June 24, 2013:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F) and Institutional Shares (IS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000, or $1,000,000, in certain classes (e.g., A class and F class, respectively) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 16.

Shareholder Fees (fees paid directly from your investment)	A	B	C	F	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fee	None	0.75%	0.75%	0.00%[2]	None
Other Expenses	0.55%	0.55%	0.55%	0.55%	0.30%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.16%	1.91%	1.91%	1.16%	0.91%
Fee Waivers and/or Expense Reimbursements[1,3]	0.26%	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	1.65%	1.65%	0.90%	0.65%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. In the case of the Fund's F class, the Distribution (12b-1) Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements also have been restated to reflect current fees as described in footnote 2 below.

2The Fund has adopted a Distribution (12b-1) Plan for its Class F Shares pursuant to which the F class of the Fund may incur or charge a distribution (12b-1) fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the F class of the Fund. The F class of the Fund will not incur or charge such a distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees ("Trustees").

3The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, Expenses Allocated from Affiliated Partnerships and Tax Reclaim Recovery Expenses) paid by the Fund's A, B, C, F and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.89%, 1.64%, 1.64%, 0.89% and 0.64% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$662	$898	$1,153	$1,881
Expenses assuming no redemption	$662	$898	$1,153	$1,881
B:
Expenses assuming redemption	$744	$1,000	$1,232	$2,038
Expenses assuming no redemption	$194	$600	$1,032	$2,038
C:
Expenses assuming redemption	$294	$600	$1,032	$2,233
Expenses assuming no redemption	$194	$600	$1,032	$2,233
F:
Expenses assuming redemption	$317	$565	$732	$1,495
Expenses assuming no redemption	$217	$465	$732	$1,495
IS:
Expenses assuming redemption	$93	$290	$504	$1,120
Expenses assuming no redemption	$93	$290	$504	$1,120

Federated Muni and Stock Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fist_SupplementTextBlock
Federated Muni and Stock Advantage Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER FMUAX)
CLASS B SHARES (TICKER FMNBX)
CLASS C SHARES (TICKER FMUCX)
CLASS F SHARES (TICKER FMUFX)
INSTITUTIONAL SHARES (TICKER FMUIX)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2012

Effective June 24, 2013:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F) or Institutional Shares (IS) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the A class or $1,000,000 in the F class of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 20.

Shareholder Fees (fees paid directly from your investment)	A	B	C	F	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.00%[1,2]	0.75%	0.75%	None	None
Other Expenses	0.47%	0.47%	0.47%	0.47%	0.22%
Total Annual Fund Operating Expenses[1]	1.22%	1.97%	1.97%	1.22%	0.97%
Fee Waivers and/or Expense Reimbursements[1,3]	0.22%	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%	1.75%	1.75%	1.00%	0.75%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. In the case of the Fund's A class, the Distribution (12b-1) Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements also have been restated to reflect current fees as described in footnote 2 below.

2The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a distribution (12b-1) fee of up to a maximum amount of 0.05%.  No such fee is currently incurred or charged by the A class of the Fund.  The A class of the Fund will not incur or charge such a distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees ("Trustees").

3The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's A class, B class, C class, F class and IS class (after the voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.75%, 1.75%, 1.00% and 0.75% (the "Fee Limit") respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus.  While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$667	$916	$1,183	$1,946
Expenses assuming no redemption	$667	$916	$1,183	$1,946
B:
Expenses assuming redemption	$750	$1,018	$1,262	$2,102
Expenses assuming no redemption	$200	$618	$1,062	$2,102
C:
Expenses assuming redemption	$300	$618	$1,062	$2,296
Expenses assuming no redemption	$200	$618	$1,062	$2,296
F:
Expenses assuming redemption	$323	$583	$764	$1,563
Expenses assuming no redemption	$223	$483	$764	$1,563
IS:
Expenses assuming redemption	$99	$309	$536	$1,190
Expenses assuming no redemption	$99	$309	$536	$1,190

Federated Capital Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fist_SupplementTextBlock
Federated Capital Income Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER CAPAX)
CLASS B SHARES (TICKER CAPBX)
CLASS C SHARES (TICKER CAPCX)
CLASS F SHARES (TICKER CAPFX)
INSTITUTIONAL SHARES (TICKER CAPSX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2013

Effective June 24, 2013:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F) and Institutional Shares (IS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000, or $1,000,000, in certain classes (e.g., A class and F class, respectively) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 16.

Shareholder Fees (fees paid directly from your investment)	A	B	C	F	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fee	None	0.75%	0.75%	0.00%[2]	None
Other Expenses	0.55%	0.55%	0.55%	0.55%	0.30%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.16%	1.91%	1.91%	1.16%	0.91%
Fee Waivers and/or Expense Reimbursements[1,3]	0.26%	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	1.65%	1.65%	0.90%	0.65%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. In the case of the Fund's F class, the Distribution (12b-1) Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements also have been restated to reflect current fees as described in footnote 2 below.

2The Fund has adopted a Distribution (12b-1) Plan for its Class F Shares pursuant to which the F class of the Fund may incur or charge a distribution (12b-1) fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the F class of the Fund. The F class of the Fund will not incur or charge such a distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees ("Trustees").

3The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, Expenses Allocated from Affiliated Partnerships and Tax Reclaim Recovery Expenses) paid by the Fund's A, B, C, F and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.89%, 1.64%, 1.64%, 0.89% and 0.64% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$662	$898	$1,153	$1,881
Expenses assuming no redemption	$662	$898	$1,153	$1,881
B:
Expenses assuming redemption	$744	$1,000	$1,232	$2,038
Expenses assuming no redemption	$194	$600	$1,032	$2,038
C:
Expenses assuming redemption	$294	$600	$1,032	$2,233
Expenses assuming no redemption	$194	$600	$1,032	$2,233
F:
Expenses assuming redemption	$317	$565	$732	$1,495
Expenses assuming no redemption	$217	$465	$732	$1,495
IS:
Expenses assuming redemption	$93	$290	$504	$1,120
Expenses assuming no redemption	$93	$290	$504	$1,120

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Jun 24, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 24, 2013